Alger AI Enablers & Adopters Annual Total Returns	12 Months Ended
Dec. 31, 2025
Class A C Shares [Member] | Alger AI Enablers & Adopters | Class A
Prospectus [Line Items]
Annual Return [Percent]	40.88%